MD&A - Capital management (Narrative) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Entity [Table]
Increase (decrease) in CET1 capital	$ 200
Operating profit / (loss) before tax	9,604	$ 9,484	$ 8,155
Increase (decrease) in CET1 capital through foreign currency translation effects before tax	(500)
Increase (decrease) in CET1 capital through accruals for proposed dividends	(1,700)
Increase (decrease) in CET1 capital through changes in compensation- and own share-related capital components	(300)
Current tax expense / (benefit)	1,400
Increase (decrease) in CET1 capital through share repurchases under share repurchase program	(5,600)
Loss-absorbing AT1 capital	12,900
Increase (decrease) in loss-absorbing AT1 capital	(2,300)
Decrease in AT1 capital through call of capital instruments	1,100
Decrease in AT1 capital through call of capital instruments after the reporting period	2,000
Increase in AT1 capital through issuance of capital instruments	1,800
TLAC-eligible senior unsecured debt included in gone concern loss-absorbing capacity	44,000
Increase (decrease) in gone concern loss-absorbing capacity	2,700
Gone concern loss-absorbing capacity	47,000
UBS AG
Entity [Table]
Operating profit / (loss) before tax	$ 8,960	$ 8,964	$ 7,699